Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Outstanding Commitments on Research and Development (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Commitments [Abstract]
Cancelable outstanding commitments on research and development	$ 43,861	$ 1,311,875	$ 603,178